Related Party Transactions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

10.    RELATED PARTY TRANSACTIONS

Name of related parties	Relationship with the Company
Jumbo Will Ltd	A shareholder of the Company
DS Premium Healthcare Limited	A shareholder of the Company
Next Education Limited	Jumbo Will Ltd hold 10% shares of Next Education Limited
EDU Blockchain Limited	Under common control company

The following table summarizes goods and services received from related parties, included in cost of revenues — training courses in the consolidated statements of income:

		For the year ended June 30,
Name of related parties	Nature	2025	2024
Next Education Limited	Tutor management services	180,978	188,728

The following table summarizes goods and services provided to related parties, included in the revenues in the consolidated statements of income:

		For the year ended June 30,
Name of related parties	Nature	2025	2024
EDU Blockchain Limited	Hosting event services	—	63,810
Jumbo Will Ltd	Hardware and software products and training services	22,672	2,561
Next Education Limited	Hardware and software products and training services	15,884	20,886

The following table summarizes related party balances:

Name of related parties	Included in consolidated balance sheets	As of June 30,
		2025	2024
Jumbo Will Ltd	Accounts receivable, net	6,370	—
Next Education Limited	Accounts receivable, net	12,637	12,754
EDU BlockChain Limited	Amounts due to a related party	(588,098)	—
Next Education Limited	Amounts due to a related party	(318,749)	(315,676)
DS Premium Healthcare Limited	Amounts due to a related party	(2,737)	—

10.    RELATED PARTY TRANSACTIONS

Name of related parties	Relationship with the Company
Jumbo Will Ltd	A shareholder of the Company
Next Education Limited	Jumbo Will Ltd hold 10% shares of Next Education Limited
EDU Blockchain Limited	Under common control company

The following table summarizes goods and services received from related parties, included in cost of revenues — training courses in the consolidated statements of income:

		For the year ended June 30,
Name of related parties	Nature	2024	2023
Next Education Limited	Tutor management services	188,728	510,044

The following table summarizes goods and services provided to related parties, included in the revenues in the consolidated statements of income:

		For the year ended June 30,
Name of related parties	Nature	2024	2023
EDU Blockchain Limited	Hosting event services	63,810	—
Jumbo Will Ltd	Hardware and software products and training services	2,561	18,723
Next Education Limited	Hardware and software products and training services	20,886	15,409

The following table summarizes related party balances:

		As of June 30,
Name of related parties	Included in consolidated balance sheets	2024	2023
Jumbo Will Ltd	Accounts receivable, net	—	6,636
Next Education Limited	Accounts receivable, net	12,754	18,480
Next Education Limited	Amounts due to a related party	(315,676)	(438,661)